Financial instruments: valuation - Level 3 Sensitivities of Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Fair value of liabilities
Financial liabilities	£ 667,803	£ 683,557
Specified target level of certainty for assumptions of unobservable inputs	90.00%
Derivatives
Fair value of liabilities
Financial liabilities	£ 77,246	94,047
Other financial liabilities
Fair value of liabilities
Financial liabilities	55,748	49,107
At fair value
Fair value of liabilities
Financial liabilities	136,053	149,577
At fair value | Derivatives
Fair value of liabilities
Financial liabilities	77,246	94,047
At fair value | Level 3
Fair value of liabilities
Financial liabilities	897	976	£ 751	£ 609
Sensitivity favourable	(30)	(30)
Sensitivity unfavourable	(30)	30
At fair value | Level 3 | Deposits
Fair value of liabilities
Financial liabilities	1	1
At fair value | Level 3 | Debt securities in issue
Fair value of liabilities
Financial liabilities	1
At fair value | Level 3 | Derivatives
Fair value of liabilities
Financial liabilities	895	975
Sensitivity favourable	(30)	(30)
Sensitivity unfavourable	£ (30)	£ 30